As filed with the Securities and Exchange Commission on February 28, 2023
1933 Act Registration File No. 333-62298
1940 Act File No. 811-10401

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	824	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	826	[X]

TRUST FOR PROFESSIONAL MANAGERS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Number, including Area Code) (414) 287-3338

Jay S. Fitton
U.S. Bank Global Fund Services
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:
Carol A. Gehl, Esq.
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202
(414) 273-3500

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on March 9, 2023 pursuant to Rule 485(b).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 788 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on November 23, 2021 and pursuant to Rule 485(a)(1) would have become effective on February 6, 2022.

Post-Effective Amendment No. 795 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 4, 2022 as the new date upon which the Amendment would have become effective with respect to the ActivePassive Core Bond ETF, ActivePassive Intermediate Municipal Bond ETF, ActivePassive International Equity ETF and ActivePassive U.S. Equity ETF.

Post-Effective Amendment No. 798 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 4, 2022 as the new date upon which the Amendment would have become effective with respect to the ActivePassive Core Bond ETF, ActivePassive Intermediate Municipal Bond ETF, ActivePassive International Equity ETF and ActivePassive U.S. Equity ETF.

Post-Effective Amendment No. 800 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 4, 2022 as the new date upon which the Amendment would have become effective with respect to the ActivePassive Core Bond ETF, ActivePassive Intermediate Municipal Bond ETF, ActivePassive International Equity ETF and ActivePassive U.S. Equity ETF.

Post-Effective Amendment No. 804 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 3, 2022 as the new date upon which the Amendment would have become effective with respect to the ActivePassive Core Bond ETF, ActivePassive Intermediate Municipal Bond ETF, ActivePassive International Equity ETF and ActivePassive U.S. Equity ETF.

Post-Effective Amendment No. 805 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 2, 2022 as the new date upon which the Amendment would have become effective with respect to the ActivePassive Core Bond ETF, ActivePassive Intermediate Municipal Bond ETF, ActivePassive International Equity ETF and ActivePassive U.S. Equity ETF.

Post-Effective Amendment No. 808 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 31, 2022 as the new date upon which the Amendment would have become effective with respect to the ActivePassive Core Bond ETF, ActivePassive Intermediate Municipal Bond ETF, ActivePassive International Equity ETF and ActivePassive U.S. Equity ETF.

Post-Effective Amendment No. 809 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 29, 2022 as the new date upon which the Amendment would have become effective with respect to the ActivePassive Core Bond ETF, ActivePassive Intermediate Municipal Bond ETF, ActivePassive International Equity ETF and ActivePassive U.S. Equity ETF.

This Post-Effective Amendment No. 810 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 29, 2022 as the new date upon which the Amendment shall become effective with respect to the ActivePassive Core Bond ETF, ActivePassive Intermediate Municipal Bond ETF, ActivePassive International Equity ETF and ActivePassive U.S. Equity ETF.

Post-Effective Amendment No. 813 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 28, 2022 as the new date upon which the Amendment would have become effective with respect to the ActivePassive Core Bond ETF, ActivePassive Intermediate Municipal Bond ETF, ActivePassive International Equity ETF and ActivePassive U.S. Equity ETF.

Post-Effective Amendment No. 814 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 27, 2022 as the new date upon which the Amendment would have become effective with respect to the ActivePassive Core Bond ETF, ActivePassive Intermediate Municipal Bond ETF, ActivePassive International Equity ETF and ActivePassive U.S. Equity ETF.

Post-Effective Amendment No. 815 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 27, 2022 as the new date upon which the Amendment would have become effective with respect to the ActivePassive Core Bond ETF, ActivePassive Intermediate Municipal Bond ETF, ActivePassive International Equity ETF and ActivePassive U.S. Equity ETF.

Post-Effective Amendment No. 818 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 20, 2023 as the new date upon which the Amendment would have become effective with respect to the ActivePassive Core Bond ETF, ActivePassive Intermediate Municipal Bond ETF, ActivePassive International Equity ETF and ActivePassive U.S. Equity ETF.

Post-Effective Amendment No. 819 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 17, 2023 as the new date upon which the Amendment would have become effective with respect to the ActivePassive Core Bond ETF, ActivePassive Intermediate Municipal Bond ETF, ActivePassive International Equity ETF and ActivePassive U.S. Equity ETF.

Post-Effective Amendment No. 823 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 1, 2023 as the new date upon which the Amendment would have become effective with respect to the ActivePassive Core Bond ETF, ActivePassive Intermediate Municipal Bond ETF, ActivePassive International Equity ETF and ActivePassive U.S. Equity ETF.

This Post-Effective Amendment No. 824 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 9, 2023 as the new date upon which the Amendment shall become effective with respect to the ActivePassive Core Bond ETF, ActivePassive Intermediate Municipal Bond ETF, ActivePassive International Equity ETF and ActivePassive U.S. Equity ETF.

This Post-Effective Amendment No. 824 incorporates by reference the information contained in Parts A, B and C of the Amendment with respect to the ActivePassive Core Bond ETF, ActivePassive Intermediate Municipal Bond ETF, ActivePassive International Equity ETF and ActivePassive U.S. Equity ETF.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 824 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 824 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on February 28, 2023.

TRUST FOR PROFESSIONAL MANAGERS

By: /s/ John P. Buckel
John P. Buckel
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 824 to its Registration Statement has been signed below on February 28, 2023 by the following persons in the capacities indicated.

Signature	Title
/s/ John P. Buckel John P. Buckel	Chairperson, President and Interested Trustee
Michael D. Akers* Michael D. Akers	Independent Trustee
Gary A. Drska* Gary A. Drska	Independent Trustee
Vincent P. Lyles* Vincent P. Lyles	Independent Trustee
Erik K. Olstein* Erik K. Olstein	Independent Trustee
Lisa Zúñiga Ramírez* Lisa Zúñiga Ramírez	Independent Trustee
Gregory M. Wesley* Gregory M. Wesley	Independent Trustee
Jennifer A. Lima* Jennifer A. Lima	Vice President, Treasurer and Principal Financial and Accounting Officer
* By: /s/ John P. Buckel
John P. Buckel
* Attorney-in-Fact pursuant to Power of Attorney previously filed with Registrant’s Post-Effective Amendment No. 820 to its Registration Statement on Form N-1A with the SEC on January 26, 2023, and is incorporated by reference.